Cash and bank balances (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents and Bank Balances Other Than Cash and Cash Equivalents Explanatory

	As at March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)
Cash and cash equivalents
Cash and cheque on hand	0	1	0
Balance with banks
- On current accounts	27,359	14,500	176
- Deposits with original maturity of less than 3 months #	1,020	23,681	288
	28,379	38,182	465
Bank balances other than cash and cash equivalents
Deposits with
- Remaining maturity of less than twelve months #	50,741	37,837	460
- Remaining maturity of more than twelve months #	1,318	1,003	12
	52,059	38,840	473
Less: amount disclosed under financial assets (others) (refer Note 10) #	(1,318)	(1,003)	(12)
Total	50,741	37,837	460